Subsequent Events	6 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the April 22, 2025 and determined that there have been no events that have occurred that would require adjustments to disclosure in the consolidated financial statements except for the following:

The Company held an annual general meeting on January 10, 2025 and the shareholders of the Company voted to pass the following resolutions :

(1)	the Company effected a reverse stock split at a ratio of 25-to-1.

(2)	Increase in the authorized capital. The authorized share capital of the Company was increased from US$200,000 divided into (i) 6,000,000 Class A Ordinary Shares of par value of US$0.0025 each, and (ii) 2,000,000 Class B Ordinary Shares of par value of US$0.0025 each to US$1,000,000 divided into (i) 300,000,000 Class A ordinary shares of par value of US$0.0025 each and (ii) 100,000,000 Class B ordinary shares of par value of US$0.0025 each.

All the shares and share price in the condensed unaudited consolidated financial statements and notes have been retrospectively adjusted to reflect the effect of the reverse stock split.